AURORA 10Q - FAIR VALUE MEASUREMENTS	9 Months Ended
Sep. 30, 2023
Fair Value, Option, Quantitative Disclosures [Line Items]
FAIR VALUE MEASUREMENTS
15. Fair Value Measurements
The Company’s financial instruments measured at fair value on a recurring basis are summarized below:

	September 30, 2023
(Amounts in thousands)	Level 1	Level 2	Level 3	Total
Mortgage loans held for sale, at fair value	$—	$160,025	$—	$160,025
Derivative assets, at fair value (1)	—	3,506	211	3,717
Total Assets	$—	$163,531	$211	$163,742
Derivative liabilities, at fair value (1)	$—	$—	$1,678	$1,678
Warrants and equity related liabilities, at fair value	$577	$950	$—	$1,527
Total Liabilities	$577	$950	$1,678	$3,205

	December 31, 2022
(Amounts in thousands)	Level 1	Level 2	Level 3	Total
Mortgage loans held for sale, at fair value	$—	$248,826	$—	$248,826
Derivative assets, at fair value (1)	—	2,732	316	3,048
Bifurcated derivative, at fair value	—	—	236,603	236,603
Total Assets	$—	$251,558	$236,919	$488,477
Derivative liabilities, at fair value (1)	$—	$—	$1,828	$1,828
Convertible preferred stock warrants (2)	—	—	3,096	3,096
Total Liabilities	$—	$—	$4,924	$4,924
__________________
(1)As of September 30, 2023 and December 31, 2022, derivative assets and liabilities represent both IRLCs and forward sale commitments.
(2)Fair value is based on the intrinsic value of the Company’s underlying stock price at each balance sheet date and includes certain assumptions with regard to volatility.
Specific valuation techniques and inputs used in determining the fair value of each significant class of assets and liabilities are as follows:
Mortgage Loans Held for Sale—The Company originates certain LHFS to be sold to loan purchasers and elected to carry these loans at fair value in accordance with ASC 825. The fair value is primarily based on the price obtained for other mortgage loans with similar characteristics. The changes in fair value of these assets are largely driven by changes in interest rates subsequent to loan funding and receipt of principal payments associated with the relevant LHFS.
Derivative Assets and Liabilities—The Company uses derivatives to manage various financial risks. The fair values of derivative instruments are determined based on quoted prices for similar assets and liabilities, dealer quotes, and internal pricing models that are primarily sensitive to market observable data. The Company utilizes IRLCs and forward sale commitments. The fair value of IRLCs, which are related to mortgage loan commitments, is based on quoted market prices, adjusted by the pull-through factor, and includes the value attributable to the net servicing fee. The Company evaluated the significance and unobservable nature of the pull-through factor and determined that the classification of IRLCs should be Level 3 as of September 30, 2023 and December 31, 2022. Significant changes in the pull-through factor of the IRLCs, in isolation, could result in significant changes in the IRLCs’ fair value measurement. The value of IRLCs also rises and falls with changes in interest rates; for example, entering into interest rate lock commitments at low interest rates followed by an increase in interest rates in the market, will decrease the value of IRLC. The Company had purchases/issuances of approximately $0.1 million and $2.4 million of IRLCs during the three months ended September 30, 2023 and 2022, respectively. The Company had purchases/issuances of approximately $0.6 million and $5.0 million of IRLCs during the nine months ended September 30, 2023 and 2022, respectively.
The number of days from the date of the IRLC to expiration of the rate lock commitment outstanding as of September 30, 2023 was approximately 60 days on average. The Company attempts to match the maturity date of the IRLCs with the forward commitments. Derivatives are presented in the condensed consolidated balance sheets under derivative assets, at fair value and derivative liabilities, at fair value. During the three months ended September 30, 2023, the Company recognized $0.9 million of loss and $5.0 million of gains related to changes in fair value of IRLCs and forward sale commitments, respectively. During the nine months ended September 30, 2023, the Company recognized $0.1 million and $8.4 million of gains related to changes in the fair value of IRLCs and forward sale commitments, respectively. During the three months ended September 30, 2022, the Company recognized $7.0 million of losses and $26.2 million of gains related to changes in the fair value of IRLCs and forward sale commitments, respectively. During the nine months ended September 30, 2022, the Company recognized $14.3 million of losses and $188.6 million of gains related to changes in the fair value of IRLCs and forward sale commitments, respectively. Gains and losses related to changes in the fair value of IRLCs and forward sale commitments are included in mortgage platform revenue, net within the condensed consolidated statements of operations and comprehensive loss. Unrealized activity related to changes in the fair value of forward sale commitments were $1.5 million of gains and $13.2 million of gains, included in the $5.0 million of gains and $26.2 million of gains, during the three months ended September 30, 2023 and 2022, respectively. Unrealized activity related to changes in the fair value of forward sale commitments were $0.8 million of gains and $14.1 million of gains, included in the $8.4 million of gains and $188.6 million of gains, during the nine months ended September 30, 2023 and 2022, respectively. The notional and fair value of derivative financial instruments not designated as hedging instruments were as follows:

(Amounts in thousands)	Notional Value	Derivative Asset	Derivative Liability
Balance as of September 30, 2023
IRLCs	$211,897	$211	$1,678
Forward commitments	$294,000	3,506	—
Total		$3,717	$1,678
Balance as of December 31, 2022
IRLCs	$225,372	$316	$1,828
Forward commitments	$422,000	2,732	—
Total		$3,048	$1,828
Warrant and equity related liabilities—The warrant liability consists of Warrants and the Sponsor-Locked up Shares. The Warrants consist of Public Warrants and Private Warrants. The Public Warrants trade on the Nasdaq Capital Market under the ticker symbol “BETRW” and as such is considered a Level 1 input from an active market to derive the value. The Private Warrants and Sponsor-Locked up Shares, although not publicly traded on an active market, use inputs from the publicly traded Public Warrants and the Company’s publicly traded common stock, respectively, and are further calibrated using unobservable inputs representing Level 2 measurements within the fair value hierarchy.
Convertible Preferred Stock Warrants—The Company issued Former Preferred Stock Warrants to certain investors and to the Lender under its corporate line of credit (see Note 10). The Company obtained a fair value analysis from a third party to assist in determination of the fair value of warrants. The Company used the Black-Scholes-Merton option-pricing model to estimate the fair value of the warrants at the issuance date and as of December 31, 2022, which is based on significant inputs not observable in the market representing a Level 3 measurement within the fair value hierarchy. Significant changes in the unobservable inputs could result in significant changes in the fair value of the convertible preferred stock warrants. The warrant valuation was based on the intrinsic value of the Company’s underlying stock price and included certain assumptions such as risk free rate, volatility rate, and expected term.
Bifurcated Derivative—The Company’s Pre-Closing Bridge Notes included embedded features that were separately accounted for and were marked to fair value at each reporting period with changes included in change in fair value of bifurcated derivative on the consolidated statements of operations and comprehensive loss. The Company obtained a fair value analysis from a third party to assist in determination of the fair value of the bifurcated derivative. In estimating the fair value of the bifurcated derivative, management considered factors management believed were material to the valuation process, including, but not limited to, the price at which recent equity was issued by the Company to independent third parties or transacted between third parties, actual and projected financial results, risks, prospects, and economic and market conditions, among other factors. As there was no active market for the Company’s equity, the fair value of the bifurcated derivative was based on significant inputs not observable in the market representing a Level 3 measurement within the fair value hierarchy. Management believed the combination of these factors provided an appropriate estimate of the expected fair value and reflected the best estimate of the fair value of the bifurcated derivative.
As of September 30, 2023 and December 31, 2022, Level 3 instruments include IRLCs, bifurcated derivative and convertible preferred stock warrants. The following table presents the rollforward of Level 3 IRLCs:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands)	2023	2022	2023	2022
Balance at beginning of period	$(514)	$197	$(1,513)	$7,568
Change in fair value of IRLCs	(953)	(6,976)	46	(14,347)
Balance at end of period	$(1,467)	$(6,779)	$(1,467)	$(6,779)
The following table presents the rollforward of Level 3 bifurcated derivative:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands)	2023	2022	2023	2022
Balance at beginning of period	$237,667	$277,777	$236,603	$—
Change in fair value of bifurcated derivative	(237,667)	29,089	(236,603)	306,866
Balance at end of period	$—	$306,866	$—	$306,866
The following table presents the rollforward of Level 3 convertible preferred stock warrants:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands)	2023	2022	2023	2022
Balance at beginning of period	$2,830	$11,586	$3,096	$31,997
Exercises	(2,830)	—	(2,830)	—
Change in fair value of convertible preferred stock warrants	—	(4,202)	(266)	(24,613)
Balance at end of period	$—	$7,384	$—	$7,384
Counterparty agreements for forward sale commitments contain master netting agreements, which contain a legal right to offset amounts due to and from the same counterparty and can be settled on a net basis. The table below presents gross amounts of recognized assets and liabilities subject to master netting agreements.

(Amounts in thousands)	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Net Amounts Presented in the Condensed Consolidated Balance Sheet
Offsetting of Forward Commitments - Assets
Balance as of:
September 30, 2023:	$3,525	$(19)	$3,506
December 31, 2022	$3,263	$(531)	$2,732
Offsetting of Forward Commitments - Liabilities
Balance as of:
September 30, 2023:	$—	$—	$—
December 31, 2022	$—	$—	$—
Significant Unobservable Inputs—The following table presents quantitative information about the significant unobservable inputs used in the recurring fair value measurements categorized within Level 3 of the fair value hierarchy:

	September 30, 2023
(Amounts in dollars, except percentages)	Range	Weighted Average
Level 3 Financial Instruments:
IRLCs
Pull-through factor	10.27% - 97.49%	85.1%

	December 31, 2022
(Amounts in dollars, except percentages)	Range	Weighted Average
Level 3 Financial Instruments:
IRLCs
Pull-through factor	14.66% - 96.57%	79.6%
Bifurcated derivative
Risk free rate	4.69%	4.69%
Expected term (years)	0.75	0.75
Fair value of new preferred or common stock	$10.63 - $19.05	$9.77
Convertible preferred stock warrants
Risk free rate	3.94% - 4.04%	4.00%
Volatility rate	40.4% - 123.8%	65.0%
Expected term (years)	4.24 - 5.74	4.8
Fair value of common stock	$0.00 - $6.60	$1.60
U.S. GAAP requires disclosure of fair value information about financial instruments, whether recognized or not recognized in the condensed consolidated financial statements, for which it is practical to estimate the fair value. In cases where quoted market prices are not available, fair values are based upon the estimation of discount rates to estimated future cash flows using market yields or other valuation methodologies. Considerable judgment is necessary to interpret market data and develop estimates of fair value in both inactive and orderly markets. Accordingly, fair values are not necessarily indicative of the amount the Company could realize on disposition of the financial instruments in a current market exchange. The use of market assumptions or estimation methodologies could have a material effect on the estimated fair value amounts.
The estimated fair value of the Company’s cash and cash equivalents, restricted cash, warehouse lines of credit, and escrow funds and customer deposits approximates their carrying values as these financial instruments are highly liquid or short-term in nature. The following table presents the carrying amounts and estimated fair value of financial instruments that are not recorded at fair value on a recurring or non-recurring basis:

		September 30, 2023		December 31, 2022
(Amounts in thousands)	Fair Value Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Short-term investments	Level 1	$29,831	$29,884	$—	$—
Loans held for investment	Level 3	$4,163	$4,649	$—	$—
Post-Closing Convertible Notes	Level 3	$513,001	$252,796	$—	$—
Loan commitment asset	Level 3	$—	$—	$16,119	$54,654
Pre-Closing Bridge Notes	Level 3	$—	$—	$750,000	$269,067
Corporate line of credit	Level 3	$—	$—	$144,403	$145,323
In determining the fair value of the Short term investments, management used observable inputs such as quoted prices in active markets for identical assets. The fair value of loans held for investment is determined by management estimates of the specific credit risk attributes of each pool of loans, in addition to the quoted secondary-market prices which account for the interest rate characteristics of each loan. The corporate line of credit was valued using a Black Derman Toy model which incorporates the option to prepay given the make-whole premium as well as other inputs such as risk-free rates and credit spreads. In determining the fair value of the loan commitment asset and the Pre-Closing Bridge Notes, management used factors that are material to the valuation process, including but not limited to, the price at which recent equity was issued by the Company to independent third parties or transacted between third parties, actual and projected financial results, risks, prospects, and economic and market conditions, among other factors. As a number of assumptions and estimates were involved that are largely unobservable, loans held for investment, loan commitment asset and Corporate line of credit were classified as Level 3 inputs within the fair value hierarchy.
16. FAIR VALUE MEASUREMENTS
The Company’s financial instruments measured at fair value on a recurring basis are summarized below:

	December 31, 2022
(Amounts in thousands)	Level 1	Level 2	Level 3	Total
Mortgage loans held for sale, at fair value	$—	$248,826	$—	$248,826
Derivative assets, at fair value (1)	—	2,732	316	3,048
Bifurcated derivative	—	—	236,603	236,603
Total Assets	$—	$251,558	$236,919	$488,478

Derivative liabilities, at fair value (1)	$—	$—	$1,828	$1,828
Convertible preferred stock warrants (2)	—	—	3,096	3,096
Total Liabilities	$—	$—	$4,924	$4,924

	December 31, 2021
(Amounts in thousands)	Level 1	Level 2	Level 3	Total
Mortgage loans held for sale, at fair value	$—	$1,854,435	$—	$1,854,435
Derivative assets, at fair value (1)	—	812	8,484	9,296
Bifurcated derivative	—	—	—	—
Total Assets	$—	$1,855,247	$8,484	$1,863,731

Derivative liabilities, at fair value (1)	$—	$1,466	$916	$2,382
Convertible preferred stock warrants (2)	—	—	31,997	31,997
Total Liabilities	$—	$1,466	$32,913	$34,379
__________________
(1)As of December 31, 2022 and 2021, derivative assets and liabilities represent both IRLCs and forward sale commitments.
(2)Fair value is based on the intrinsic value of the Company’s underlying stock price at each balance sheet date and includes certain assumptions with regard to volatility.
Specific valuation techniques and inputs used in determining the fair value of each significant class of assets and liabilities are as follows:
Mortgage Loans Held for Sale—The Company originates certain LHFS to be sold to loan purchasers and elected to carry these loans at fair value in accordance with ASC 825. The fair value is primarily based on the price obtained for other mortgage loans with similar characteristics. The changes in fair value of these assets are largely driven by changes in interest rates subsequent to loan funding and receipt of principal payments associated with the relevant LHFS.
Derivative Assets and Liabilities—The Company uses derivatives to manage various financial risks. The fair values of derivative instruments are determined based on quoted prices for similar assets and liabilities, dealer quotes, and internal pricing models that are primarily sensitive to market observable data. The Company utilizes IRLCs and forward sale commitments. The fair value of IRLCs, which are related to mortgage loan commitments, is based on quoted market prices, adjusted by the pull-through factor, and includes the value attributable to the net servicing fee. The Company evaluated the significance and unobservable nature of the pull-through factor and determined that the classification of IRLCs should be Level 3 as of December 31, 2022 and 2021. Significant changes in the pull-through factor of the IRLCs, in isolation, could result in significant changes in the IRLCs’ fair value measurement. The value of IRLCs also rises and falls with changes in interest rates; for example, entering into interest rate lock commitments at low interest rates followed by an increase in interest rates in the market, will decrease the value of IRLC. The Company had purchases/issuances of approximately $4.3 million and $50.7 million of IRLCs during the years ended December 31, 2022 and 2021, respectively.
The number of days from the date of the IRLC to expiration of the rate lock commitment outstanding as of December 31, 2022 and 2021 was approximately 60 days on average. The Company attempts to match the maturity date of the IRLCs with the forward commitments. Derivatives are presented in the consolidated balance sheets under derivative assets, at fair value and derivative liabilities, at fair value. During the year ended December 31, 2022, the Company recognized $9.1 million of losses and $187.3 million of gains related to changes in the fair value of IRLCs and forward sale commitments, respectively. During the year ended December 31, 2021, the Company recognized $32.4 million of losses and $95.4 million of gains related to changes in the fair value of IRLCs and forward sale commitments, respectively. Gains and losses related to changes in the fair value of IRLCs and forward sale commitments are included in mortgage platform revenue, net within the consolidated statements of operations and comprehensive loss. Unrealized activity related to changes in the fair value of forward sale commitments were $3.4 million of gains and $24.7 million of gains, included in the $187.3 million of gains and $95.4 million of gains, during the years ended December 31, 2022 and 2021, respectively. The notional and fair value of derivative financial instruments not designated as hedging instruments were as follows:

(Amounts in thousands)	Notional Value	Derivative Asset	Derivative Liability
Balance as of December 31, 2022
IRLCs	$225,372	$316	$1,828
Forward commitments	$422,000	2,732	—
Total		$3,048	$1,828
Balance as of December 31, 2021
IRLCs	$2,560,577	$8,484	$916
Forward commitments	$2,818,700	812	1,466
Total		$9,296	$2,382
Convertible Preferred Stock Warrants—The Company issued warrants to certain investors and to the Lender under its corporate line of credit (see Note 11). The Company obtains a fair value analysis from a third party to assist in determination of the fair value of warrants. The Company used the Black-Scholes option-pricing model to estimate the fair value of the warrants at the issuance date and as of December 31, 2022 and 2021, which is based on significant inputs not observable in the market representing a Level 3 measurement within the fair value hierarchy. Significant changes in the unobservable inputs could result in significant changes in the fair value of the convertible preferred stock warrants. The warrant valuation was based on the intrinsic value of the Company’s underlying stock price and includes certain assumptions such as risk free rate, volatility rate, and expected term.
Bifurcated Derivative—The Company’s Pre-Closing Bridge Notes included embedded features that are separately accounted for and are marked to fair value at each reporting period with changes included in change in fair value of bifurcated derivative on the consolidated statements of operations and comprehensive loss. The Company obtains a fair value analysis from a third party to assist in determination of the fair value of the bifurcated derivative. In estimating the fair value of the bifurcated derivative, management considers factors management believes are material to the valuation process, including, but not limited to, the price at which recent equity was issued by the Company to independent third parties or transacted between third parties, actual and projected financial results, risks, prospects, and economic and market conditions, among other factors. As there is no active market for the Company’s equity, the fair value of the bifurcated derivative is based on significant inputs not observable in the market representing a Level 3 measurement within the fair value hierarchy. Management believes the combination of these factors provides an appropriate estimate of the expected fair value and reflects the best estimate of the fair value of the bifurcated derivative.
As of December 31, 2022 and 2021, Level 3 instruments include IRLCs, bifurcated derivative, and convertible preferred stock warrants. The following table presents the rollforward of Level 3 IRLCs:

	Year Ended December 31,
(Amounts in thousands)	2022	2021
Balance at beginning of year	$7,568	$39,972
Change in fair value of IRLCs	(9,081)	(32,404)
Balance at end of year	$(1,513)	$7,568
The following table presents the rollforward of Level 3 bifurcated derivative:

	Year Ended December 31,
(Amounts in thousands)	2022	2021
Balance at beginning of year	$—	$—
Change in fair value of bifurcated derivative	236,603	—
Balance at end of year	$236,603	$—
The following table presents the rollforward of Level 3 convertible preferred stock warrants:

	Year Ended December 31,
(Amounts in thousands)	2022	2021
Balance at beginning of year	$31,997	$25,799
Issuances	—	—
Exercises	—	(26,592)
Change in fair value of convertible preferred stock warrants	(28,901)	32,790
Balance at end of year	$3,096	$31,997
Counterparty agreements for forward sale commitments contain master netting agreements, which contain a legal right to offset amounts due to and from the same counterparty and can be settled on a net basis. The table below presents gross amounts of recognized assets and liabilities subject to master netting agreements.

(Amounts in thousands)	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Net Amounts Presented in the Consolidated Balance Sheet
Offsetting of Forward Commitments - Assets
Balance as of:
December 31, 2022:	$3,263	$(531)	$2,732
December 31, 2021	$2,598	$(1,786)	$812
Offsetting of Forward Commitments - Liabilities
Balance as of:
December 31, 2022:	$—	$—	$—
December 31, 2021	$282	$(1,748)	$(1,466)
Significant Unobservable Inputs—The following table presents quantitative information about the significant unobservable inputs used in the recurring fair value measurements categorized within Level 3 of the fair value hierarchy:

	December 31, 2022
(Amounts in dollars, except percentages)	Range	Weighted Average
Level 3 Financial Instruments:
IRLCs
Pull-through factor	14.66% -96.57%	79.6%
Bifurcated derivative
Risk free rate	4.69%	4.69%
Expected term (years)	0.75	0.75
Fair value of new preferred or common stock	$10.63 - $19.05	$9.77
Convertible preferred stock warrants
Risk free rate	3.94%- 4.04%	4.00%
Volatility rate	40.4% - 123.8%	65.0%
Expected term (years)	4.24- 5.74	4.8
Fair value of common stock	$0.00 - $6.60	$1.60

	December 31, 2021
(Amounts in dollars, except percentages)	Range	Weighted Average
Level 3 Financial Instruments:
IRLCs
Pull-through factor	5.01% - 99.43%	83.5%
Convertible preferred stock warrants
Risk free rate	0.19% - 0.73%	0.27%
Volatility rate	32.8% - 120.3%	65.0%
Expected term (years)	0.5 - 2.0	0.7
Fair value of common stock	$6.80 - $29.42	$14.91
U.S. GAAP requires disclosure of fair value information about financial instruments, whether recognized or not recognized in the consolidated financial statements, for which it is practical to estimate the fair value. In cases where quoted market prices are not available, fair values are based upon the estimation of discount rates to estimated future cash flows using market yields or other valuation methodologies. Considerable judgment is necessary to interpret market data and develop estimates of fair value in both inactive and orderly markets. Accordingly, fair values are not necessarily indicative of the amount the Company could realize on disposition of the financial instruments in a current market exchange. The use of market assumptions or estimation methodologies could have a material effect on the estimated fair value amounts.
The estimated fair value of the Company’s cash and cash equivalents, restricted cash, warehouse lines of credit, and escrow funds approximates their carrying values as these financial instruments are highly liquid or short-term in nature. The following table presents the carrying amounts and estimated fair value of financial instruments that are not recorded at fair value on a recurring or non-recurring basis:

		As of December 31,
		2022		2021
(Amounts in thousands)	Fair Value Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Loan commitment asset	Level 3	$16,119	$54,654	$121,723	$121,723
Pre-Closing Bridge Notes	Level 3	$750,000	$269,067	$477,333	$458,122
Corporate line of credit	Level 3	$144,403	$145,323	$149,022	$161,417
The corporate line of credit was valued using a Black Derman Toy model which incorporates the option to prepay given the make-whole premium as well as other inputs such as risk-free rates and credit spreads. In determining the fair value of the loan commitment asset and the Pre-Closing Bridge Notes, management uses factors that are material to the valuation process, including but not limited to, the price at which recent equity was issued by the Company to independent third parties or transacted between third parties, actual and projected financial results, risks, prospects, and economic and market conditions, among other factors. As a number of assumptions and estimates were involved that are largely unobservable, loan commitment asset and Pre-Closing Bridge Notes are classified as Level 3 inputs within the fair value hierarchy.

Aurora Acquisition Corp
Fair Value, Option, Quantitative Disclosures [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:
Level 1: Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2: Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.
Level 3: Unobservable inputs based on the Company’s assessment of the assumptions that market participants would use in pricing the asset or liability.
On or around February 24, 2023, the Company liquidated its funds in the Trust Account and moved them to a cash and cash equivalent account that will likely receive minimal, if any, interest. Prior to this date and as of December 31, 2022, all assets in the Trust Account were money market funds which were invested primarily in U.S. Treasury Securities. At June 30, 2023, investments held in the Trust Account comprised of $21,317,257 in cash and cash equivalents.
The Company utilizes a Modified Black Scholes model to value the Private Placement Warrants at each reporting period, with changes in fair value recognized in the statement of operations. The estimated fair value of the warrant liabilities are determined using Level 3 inputs. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero. The Company had no transfers out of Level 3 for the three and six months ended June 30, 2023 and June 30, 2022. The fair value of the Public Warrants issued in connection with the Initial Public Offering are measured based on the listed market price of such warrants, a Level 1 measurement.
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2023 by level within the fair value hierarchy:

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable
	(Level 1)	(Level 2)	Inputs (Level 3)
Assets:
Investments held in Trust Account – cash and cash equivalents	$21,317,257	$—	$—
Liabilities:
Derivative public warrant liabilities	153,699	—	—
Derivative private warrant liabilities	—	—	326,902
Total Fair Value	$21,470,956	$—	$326,902
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 by level within the fair value hierarchy:

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable
	(Level 1)	(Level 2)	Inputs (Level 3)
Assets:
Investments held in Trust Account – money market funds	$282,284,619	$—	$—
Liabilities:
Derivative public warrant liabilities	91,126	—	—
Derivative private warrant liabilities	—	—	381,386
Total Fair Value	$282,375,745	$—	$381,386
The following table provides the significant unobservable inputs used in the Modified Black Scholes model to measure the fair value of the Private Placement Warrants(1):

	At March 8, 2021 (Initial Measurement)	As of December 31, 2022	As of June 30, 2023
Stock price	10.02	10.09	10.45
Strike price	11.50	11.50	11.50
Probability of completing a Business Combination	90.00%	40.00%	60.00%
Remaining term (in years)	5.5	2.89	1.13
Volatility	15.00%	3.00%	5.00%
Risk-free rate	0.96%	4.20%	5.26%
Fair value of warrants	0.86	0.07	0.06
The following tables provides a summary of the changes in the fair value of the Company’s financial instruments that are measured at fair value on a recurring basis:
As of June 30, 2023

	Level 1	Level 3	Warrant Liabilities
Fair value as of December 31, 2022	91,126	381,386	472,512
Change in valuation inputs or other assumptions	261,227	—	261,227
Fair value as of March 31, 2023	352,353	381,386	733,739
Change in valuation inputs or other assumptions	(198,654)	(54,484)	(253,138)
Fair value as of June 30, 2023	153,699	326,902	480,601
As of June 30, 2022

	Level 1	Level 3	Warrant Liabilities
Fair value as of December 31, 2021	4,677,805	8,662,912	13,340,717
Change in valuation inputs or other assumptions	(2,187,034)	108,967	(2,078,067)
Fair value as of March 31, 2022	2,490,771	8,771,879	11,262,650
Change in valuation inputs or other assumptions	(1,579,513)	(2,233,833)	(3,813,346)
Fair value as of June 30, 2022	911,258	6,538,046	7,449,304
FAIR VALUE MEASUREMENTS
The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:
Level 1: Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2: Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.
Level 3: Unobservable inputs based on the Company’s assessment of the assumptions that market participants would use in pricing the asset or liability.
At December 31, 2022, investments held in the Trust Account were comprised of $282,284,619 in money market funds which are invested primarily in U.S. Treasury Securities. As of December 31, 2022, the Company did not withdraw any interest income from the Trust Account.
The Company utilizes a Modified Black Scholes model to value the Private Placement Warrants at each reporting period, with changes in fair value recognized in the statement of operations. The estimated fair value of the warrant liabilities are determined using Level 3 inputs. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.
Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement for the years ended December 31, 2022 and 2021, and the Company had no transfers out of Level 3 for the years ended December 31, 2022 and 2021.
The fair value of the Public Warrants issued in connection with the Initial Public Offering are measured based on the listed market price of such warrants, a Level 1 measurement.
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 by level within the fair value hierarchy:

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – money market funds	$282,284,619	$—	$—
Liabilities:
Derivative public warrant liabilities	91,126	—	—
Derivative private warrant liabilities	—	—	381,386
Total Fair Value	$282,375,745	$—	$381,386
The following table provides the significant unobservable inputs used in the Modified Black Scholes model to measure the fair value of the Private Placement Warrants(1):

	At March 8, 2021 (Initial Measurement)	As of December 31, 2021	As of December 31, 2022
Stock price	10.02	9.90	10.09
Strike price	11.50	11.50	11.50
Probability of completing a Business Combination	90.00%	100.00%	40.00%
Remaining term (in years)	5.50	5.00	2.89
Volatility	15.00%	22.00%	3.00%
Risk-free rate	0.96%	1.26%	4.20%
Fair value of warrants	0.86	1.59	0.07
___________________
(1)The expected term of the Private Placement Warrants has been adjusted to 2.89 as of December 31, 2022 due to multiple factors, including an expected additional 3-6 months duration of the Private Placement Warrants as a result of the extension of the date by which the Company has to consummate a business combination from March 8, 2023 to September 30, 2023. Additionally, weighted probability factors contribute to the decrease in term from the remaining 5 years per the previous date valued at December 31, 2021.
The following table provides a summary of the changes in the fair value of the Company’s financial instruments that are measured at fair value on a recurring basis:

	Level 3	Level 1	Warrant Liabilities
Fair value as of December 31, 2020	$—	$—	$—
Initial measurement at March 8, 2021	9,152,167	4,730,000	13,882,167
Initial measurement of over-allotment warrants	545,935	488,811	1,034,746
Change in valuation inputs or other assumptions	(1,035,190)	(541,006)	(1,576,196)
Fair value as of December 31, 2021	8,662,912	4,677,805	13,340,717
Change in valuation inputs or other assumptions	(8,281,526)	(4,586,679)	(12,868,205)
Fair value as of December 31, 2022	$381,386	$91,126	$472,512